Commitment and Contingencies - Future Minimum Operating Lease Payments and Purchase Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases
2022	$ 1,312
2023	1,339
2024	1,306
2025	207
Thereafter	0
Total	4,164
Purchase Obligations
2022	11,505
2023	308
2024	175
2025	0
Thereafter	0
Total	11,988
Total Lease and Purchase Obligations
2021	12,817
2022	1,647
2023	1,481
2024	207
Thereafter	0
Total	$ 16,152